CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 16,845	¥ 109,916	¥ 193,920
Restricted cash	4,571	29,829	1,529
Time deposits	7,000	45,674	69,762
Accounts receivable, net	10,134	66,126	72,391
Prepayment and other current assets	9,173	59,856	193,782
Total current assets	47,723	311,401	531,384
Non-current assets:
Property, equipment and software, net	875	5,708	20,360
Intangible assets	3,344	21,821
Operating lease right-of-use assets, net	1,655	10,801
Long-term investments	1,371	8,949	7,874
Goodwill	17,688	115,414
Other non-current assets	48	313	7,577
Total non-current assets	24,981	163,006	35,811
Total assets	72,704	474,407	567,195
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB3,624 and RMB3,827 as of December 31, 2019 and 2020, respectively)	3,340	21,794	5,825
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the primary beneficiary of RMB2,677 and RMB4,649 as of December 31, 2019 and 2020, respectively)	3,290	21,466	4,805
Salary and welfare benefits payable (including salary and welfare benefits payable of the consolidated VIEs without recourse to the primary beneficiary of RMB29,970 and RMB31,115 as of December 31, 2019 and 2020, respectively)	8,888	57,996	68,025
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB12,412 and RMB12,860 as of December 31, 2019 and 2020, respectively)	3,524	22,992	22,494
Current portion of deferred revenue (including current portion of deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and RMB4,054 as of December 31, 2019 and 2020, respectively)	621	4,054
Short-term operating lease liabilities (including short-term operating lease liabilities of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and RMB1,025 as of December 31, 2019 and 2020, respectively)	906	5,911
Guarantee liabilities (including guarantee liabilities of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and nil as of December 31, 2019 and 2020, respectively)	59	387
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB800 and RMB8,795 as of December 31, 2019 and 2020, respectively)	6,370	41,564	40,913
Total current liabilities	26,998	176,164	142,062
Non-current liabilities:
Non-current portion of deferred revenue (including non-current portion of deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and RMB185 as of December 31, 2019 and 2020, respectively)	28	185
Deferred tax liability (including deferred tax liability of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and nil as of December 31, 2019 and 2020, respectively)	835	5,451
Long-term operating lease liabilities (including long-term operating lease liabilities of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and RMB978 as of December 31, 2019 and 2020, respectively)	620	4,048
Other non-current liabilities (including other non-current liabilities of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and nil as of December 31, 2019 and 2020, respectively)	230	1,498	2,158
Total non-current liabilities	1,713	11,182	2,158
Total liabilities	28,711	187,346	144,220
Shareholders' equity:
Treasury stock	(7,032)	(45,886)	(46,533)
Additional paid-in capital	187,177	1,221,339	1,187,577
Accumulated deficit	(135,126)	(881,700)	(718,666)
Accumulated other comprehensive income/(loss)	(890)	(5,805)	1,048
Total TuanChe Limited shareholders' equity	44,162	288,164	423,634
Non-controlling interests	(169)	(1,103)	(659)
Total shareholders' equity	43,993	287,061	422,975
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	72,704	474,407	567,195
Commitments and contingencies (Note 19)
Class A ordinary shares
Shareholders' equity:
Ordinary shares	28	181	173
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 5	¥ 35	¥ 35